Note 21 - Commitments and Contingencies (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leases, Rent Expense	$ 3,941,137	$ 3,286,547	$ 3,067,950